Stream, Royalty and Other Interests	12 Months Ended
Dec. 31, 2023
Disclosure Of Property, Plant And Equipment And Exploration And Evaluation [Abstract]
Stream, Royalty and Other Interests	Stream, Royalty and Other Interests
ACarrying Amount
As of and for the year ended December 31, 2023:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Disposals	Impairment	Ending	Carrying Amount

Antamina, Peru	$342,227	$(154,545)	$187,682	$5,676	$8,576	$—	$(11,418)	$—	$2,834	$184,848
Aurizona, Brazil	11,091	—	11,091	3,246	492	—	—	—	3,738	7,353
Blyvoor, South Africa	106,332	—	106,332	787	1,225	57	—	—	2,069	104,263
Bonikro, Côte d'Ivoire	37,773	—	37,773	3,106	4,956	842	—	—	8,904	28,869
Caserones, Chile	82,678	—	82,678	1,656	5,832	—	—	—	7,488	75,190
Cerro Moro, Argentina	74,261	—	74,261	48,292	10,753	—	—	—	59,045	15,216
Chapada, Brazil	69,561	—	69,561	22,905	2,761	—	—	—	25,666	43,895
Fruta del Norte, Ecuador	33,268	—	33,268	6,010	2,098	—	—	—	8,108	25,160
Greenstone, Canada	107,234	—	107,234	—	—	—	—	—	—	107,234
Horne 5, Canada	78,934	—	78,934	—	—	—	—	—	—	78,934
Hod Maden, Türkiye	206,969	26	206,995	—	—	—	—	—	—	206,995
Houndé, Burkina Faso	45,120	—	45,120	16,100	1,835	—	—	—	17,935	27,185
Hugo North Extension and Heruga, Mongolia	35,352	6	35,358	—	—	—	—	—	—	35,358
Mercedes, Mexico	70,809	5,089	75,898	8,144	15,787	669	—	—	24,600	51,298
Platreef, South Africa	186,640	360	187,000	—	—	—	—	—	—	187,000
Relief Canyon, USA	26,448	11,010	37,458	12,652	4,731	1,209	—	—	18,592	18,866
Vale Royalties, Brazil	117,787	—	117,787	3,981	2,426	—	—	—	6,407	111,380
Other[1]	609,670	(14,091)	595,579	328,343	13,865	372	—	1,627	344,207	251,372
Total[2]	$2,242,154	$(152,145)	$2,090,009	$460,898	$75,337	$3,149	$(11,418)	$1,627	$529,593	$1,560,416
1.Includes Vatukoula, Black Fox, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte, Ağı Dağı & Kirazlı and others.
2.Stream, royalty and other interests includes non-depletable assets of $36.5 million and depletable assets of $1,523.9 million.
As of and for the year ended December 31, 2022:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Impairment	Ending	Carrying Amount

Antamina, Peru	$—	$342,227	$342,227	$—	$5,676	$—	$5,676	$336,551
Aurizona, Brazil	11,091	—	11,091	2,867	379	—	3,246	7,845
Blyvoor, South Africa	—	106,332	106,332	—	787	—	787	105,545
Bonikro, Côte d'Ivoire	—	37,773	37,773	—	3,106	—	3,106	34,667
Caserones, Chile	—	82,678	82,678	—	1,656	—	1,656	81,022
Cerro Moro, Argentina	74,252	9	74,261	36,298	11,994	—	48,292	25,969
Chapada, Brazil	69,554	7	69,561	19,845	3,060	—	22,905	46,656
Fruta del Norte, Ecuador	33,268	—	33,268	3,594	2,416	—	6,010	27,258
Greenstone, Canada	—	107,234	107,234	—	—	—	—	107,234
Horne 5, Canada	—	78,934	78,934	—	—	—	—	78,934
Hod Maden, Türkiye	5,818	201,151	206,969	—	—	—	—	206,969
Houndé, Burkina Faso	45,120	—	45,120	13,941	2,159	—	16,100	29,020
Hugo North Extension and Heruga, Mongolia	35,352	—	35,352	—	—	—	—	35,352
Mercedes, Mexico	—	70,809	70,809	—	8,144	—	8,144	62,665
Platreef, South Africa	—	186,640	186,640	—	—	—	—	186,640
Relief Canyon, USA	26,441	7	26,448	7,531	5,121	—	12,652	13,796
Vale Royalties, Brazil	117,787	—	117,787	1,444	2,537	—	3,981	113,806
Other[1]	455,000	154,670	609,670	314,512	12,745	1,086	328,343	281,327
Total[2]	$873,683	$1,368,471	$2,242,154	$400,032	$59,780	$1,086	$460,898	$1,781,256
1.Includes Vatukoula, Black Fox, Highland Valley, El Pilar, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte, Ağı Dağı & Kirazlı and others.
2.Stream, royalty and other interests includes non-depletable assets of $37.8 million and depletable assets of $1,743.5 million.
BAntamina Transaction
In June 2023, Sandstorm closed its previously announced agreement with Horizon Copper to sell a portion of the 1.66% net profits interest on the Antamina copper mine (the "Antamina NPI") in consideration for a silver stream, debenture, equity, and cash. As a result of the transaction, which was accounted for as a partial disposition, Sandstorm recognized a $2.0 million loss.
The consideration that Horizon issued to Sandstorm under the agreement includes the following: a debenture with a fair value of $122.7 million, described in further detail in note 7; a silver stream on production from Antamina with a fair value of $101.4 million; a $20 million cash payment; and $1.4 million in Horizon Copper shares, sufficient to maintain the Company's 34% interest. Sandstorm will retain a residual Antamina NPI, calculated as one third of Horizon Copper's 1.66% NPI, after deducting the cost to Horizon of delivering silver ounces under the Antamina silver stream described below. The carrying amount of the royalty retained is $86.2 million.
As part of the Antamina silver stream, Sandstorm will receive silver ounces equal to 1.66% of all silver production from the Antamina mine with ongoing payments equal to 2.5% of the silver spot price. To estimate the fair value of the silver stream, management utilized a discounted cash flow model. Key assumptions used in the analysis were a 2.8% discount rate, a long term silver price of $23 per ounce and an estimated mine life of 29 years.
CEl Pilar and Blackwater Disposals
In October 2023, Sandstorm closed its previously announced agreement to sell the El Pilar and Blackwater Royalties to Sandbox Royalties Corp. ("Sandbox") for total consideration of $25 million comprised of $10 million in cash and $15 million in common shares of Sandbox at a price of CAD0.70 per share. A gain of $4.0 million was recognized by Sandstorm on disposal of the royalties.
DBear Creek Restructuring
In January 2024, Sandstorm closed its previously announced agreement to restructure its existing streams and refinance certain Bear Creek investment (the “Restructuring Agreement”). The terms of the restructured agreements are as follows:
•Revised Gold stream: Effective January 1, 2024, Sandstorm will have the right to purchase 275 gold ounces per month through April 2028 and a 4.4% gold stream thereafter for an on-going cash payment of 25% of the spot price of gold for each gold ounce delivered. During 2023, Sandstorm had the right to purchase 600 gold ounces per month for ongoing per ounce cash payments equal to 7.5% of the spot price of gold.
•Revised Silver stream: Effective January 1, 2024, the silver stream will be suspended through the fixed gold delivery period (through April 2028); thereafter, Sandstorm will receive 100% of the silver produced for the life of the mine for an on-going cash payment of 25% of the spot price of silver for each silver ounce delivered. During 2023, Sandstorm had the right to purchase 75,000 silver ounces per quarter for ongoing per ounce cash payments equal to 20% of the spot price of silver.
•Revised Debt: Sandstorm refinanced its $22.5 million convertible debenture and a $14.0 million secured loan that was acquired by Sandstorm in 2023 into 5-year convertible notes bearing interest at 7% per annum and convertible into common shares of Bear Creek at a strike price of CAD0.73 per share (the “Refinanced Sandstorm Debentures").
On closing and in consideration for the amendments, Sandstorm also received:
•Corani Royalty: a 1.0% net smelter returns royalty on Bear Creek’s wholly owned Corani project in Peru, one of the world’s largest fully permitted silver deposits.
•$10 million in Non-Royalty consideration: Additional consideration comprised of 28,706,687 Bear Creek common shares and $4.3 million in principal to be added to the Refinanced Sandstorm Debentures.
In connection with the Restructuring Agreement, Sandstorm agreed to make up to $8 million in additional credit available to Bear Creek (of which $5.0 million had been advanced as at December 31, 2023) prior to August 31, 2024, subject to certain conditions. Any amounts drawn under this facility will be added to the principal amount of the Refinanced Sandstorm Debentures.
EPrior Year Transactions
Nomad Acquisition
In August 2022, the Company closed its previously announced purchase of Nomad Royalty Company (“Nomad”) for consideration of approximately 74.4 million common shares to former Nomad shareholders. The transaction was accounted for as an asset acquisition, with capitalized costs of $534.2 million being determined by reference to the fair value of the net assets acquired. The other net assets acquired in the transaction included cash and cash equivalents, accounts receivable and other assets of approximately $24.3 million, accounts payable and accrued liabilities of $9.2 million and a revolving credit facility balance of $56.8 million. Stream, royalty and other interests acquired include: the Blyvoor Gold Stream, the Bonikro Gold Stream, the Caserones NSR, the Greenstone Gold Stream, the Mercedes Gold and silver Stream, the Platreef Gold stream as well as the Robertson NSR, the Troilus royalty and the Gualcamayo NSR (included in “Other” in the table above). Additionally, in September and October 2022 respectively, the Company remitted the $56.3 million remaining up front deposit under the Platreef agreement and $81.7 million remaining up front deposit owed under the Greenstone agreement.
Basecore Acquisition
In July 2022, the Company closed its previously announced purchase of a portfolio of Stream, royalty and other interests from BaseCore Metals LP (“BaseCore”). Sandstorm made a payment of $425 million in cash and issued approximately 13.5 million common shares of the Company to BaseCore. The transaction was accounted for as an asset acquisition, with capitalized costs of $508.5 million being determined by reference to the fair value of the net assets acquired. Stream, royalty and other interests acquired include: the Antamina NPI, the CEZinc stream, the Highland Valley NPI, the Horne 5 NSR, and the El Pilar royalty (included in “Other” in the table above).
Hod Maden
In August 2022, the Company closed a previously announced transaction with Horizon Copper, including the sale of the Company’s 30% interest in the Hod Maden project to Horizon Copper, as further discussed in note 6, and the receipt of a $200 million Gold Stream on production from Hod Maden.
As part of the sale, Sandstorm transferred to Horizon its 30% interest in Hod Maden as well as $10 million in cash and a 25% equity stake in Entrée Resources Ltd. ("Entrée"). Consideration provided to Sandstorm by Horizon includes the Hod Maden Gold Stream with an acquisition date fair value of
$200 million, common shares of Horizon Copper, representing a 34% equity interest, and a secured 10-year convertible promissory note, which is measured at fair value through profit and loss, with a principal amount of $95 million, and fair value on acquisition of $68.3 million.
Sandbox Royalties
In June 2022, the Company closed its previously announced sale of a portfolio of royalties to Sandbox for $65 million composed of 34 million common shares of Sandbox at a price of CAD0.70 per share, a $15 million cash payment and a 10-year secured convertible promissory note with a principal amount of $31.4 million. A gain of $22.7 million was recognized by Sandstorm on disposal of the royalties. Royalties acquired by Sandbox include: the Hackett River NSR, the Prairie Creek NSR, the Mason NSR and several other exploration stage royalties, all included within “Other” in the table above. As a result of this transaction, Sandstorm’s position on a fully diluted basis was greater than 20% and the Company concluded that it had significant influence over Sandbox. Accordingly, it was accounted for as an investment in associate under the equity method. The initial cost of the associate includes the cost of the common shares held, which is equal to the fair value of the common shares on acquisition.
Mercedes Gold Stream
In April 2022, the Company closed its previously announced $60 million financing package of Bear Creek to facilitate its acquisition of the producing Mercedes gold-silver mine (“Mercedes Mine”) in Mexico from Equinox Gold Corp. The financing package included a $37.5 million Gold Stream on the Mercedes Mine and a $22.5 million convertible debenture.